share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
share-based compensation
Dividend reinvestment in common shares	$ 655	$ 702
Employee share purchase plan
share-based compensation
Dividend reinvestment in common shares	$ 54	$ 53